Derivatives and Fair Value of Financial Instruments	12 Months Ended
Dec. 31, 2014
Derivatives and Fair Value of Financial Instruments
Derivatives and Fair Value of Financial Instruments

Note 8

Derivatives and Fair Value of Financial Instruments

U.S. GAAP discusses several valuation techniques, such as the market approach (prices and other relevant information generated by market conditions involving identical or comparable assets or liabilities), the income approach (techniques to convert future amounts to single present amounts based on market expectations including present value techniques and option pricing) and the cost approach (amount that would be required to replace the service capacity of an asset which is often referred to as replacement cost). U.S. GAAP utilizes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The following is a brief description of those three levels:

Level 1: Quoted Prices in Active Markets for Identical Assets - Observable inputs such as unadjusted quoted prices in active markets for identical assets or liabilities that the Company has the ability to access at the measurement date.

Level 2: Significant Other Observable Inputs - Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly. These include quoted prices for similar assets or liabilities in active markets and quoted prices for identical or similar assets or liabilities in markets that are not active.

Level 3: Significant Unobservable Inputs - Unobservable inputs that reflect the reporting entity’s own assumptions.

The following tables show assets and liabilities measured at fair value (derivatives exclude margin accounts) on a recurring basis as of December 31, 2014 and 2013, respectively, and also the level within the fair value hierarchy used to measure each category of assets.  Seaboard uses the end of the reporting period to determine if there were any transfers between levels.  There were no transfers between levels that occurred in 2014 and 2013.

	Balance
	December 31,
(Thousands of dollars)	2014	Level 1	Level 2	Level 3

Assets:
Available-for-sale securities-short-term investments:
Money market funds	$142,432	$142,432	$-	$-
Corporate bonds	11,015	-	11,015	-
U.S. Government agency securities	9,666	-	9,666	-
Asset backed debt securities	2,291	-	2,291	-
Collateralized mortgage obligations	1,170	-	1,170	-
U.S. Treasury securities	522	-	522	-
Trading securities-short term investments:
High yield debt securities	181,483	-	181,483	-
Equity mutual fund	82,542	82,542	-	-
Domestic equity ETF	32,651	32,651	-	-
Money market funds held in trading accounts	21,401	21,401	-	-
Emerging markets trading debt mutual fund	2,614	2,614	-	-
Other trading investments	2,779	-	2,779	-
Trading securities-other current assets:
Domestic equity securities	33,857	33,857	-	-
Foreign equity securities	6,532	6,532	-	-
Fixed income mutual funds	4,570	4,570	-	-
Other	2,676	2,405	271	-
Derivatives
Commodities (1)	6,136	6,136	-	-
Foreign currencies	1,675	-	1,675	-
Total Assets	$546,012	$335,140	$210,872	$-
Liabilities:
Derivatives:
Commodities (1)	$1,779	$1,779	$-	$-
Interest rate swaps	7,715	-	7,715	-
Foreign currencies	407	-	407	-
Total Liabilities	$9,901	$1,779	$8,122	$-

(1) Seaboard’s commodities derivative assets and liabilities are presented in the Consolidated Balance Sheets on a net basis, including netting the derivatives with the related margin accounts.  As of December 31, 2014, the commodity derivatives had a margin account balance of $4,314,000 resulting in a net other current asset on the Consolidated Balance Sheets of $9,267,000 and other current liabilities of $596,000.

	Balance
	December 31,
(Thousands of dollars)	2013	Level 1	Level 2	Level 3

Assets:
Available-for-sale securities – short-term investments:
Money market funds	$88,430	$88,430	$-	$-
Corporate bonds	70,258	-	70,258	-
U.S. Government agency securities	27,147	-	27,147	-
Emerging markets debt mutual fund	16,941	16,941	-	-
Asset backed debt securities	8,477	-	8,477	-
Collateralized mortgage obligations	7,600	-	7,600	-
U.S. Treasury securities	5,223	-	5,223	-
Trading securities- short term investments:
High yield debt securities	50,428	-	50,428	-
Money market funds held in trading accounts	11,033	11,033	-	-
Emerging markets trading debt mutual fund	2,858	2,858	-	-
Other trading investments	2,254	-	2,254	-
Trading securities – other current assets:
Domestic equity securities	26,672	26,672	-	-
Foreign equity securities	9,570	7,317	2,253	-
Fixed income mutual funds	3,974	3,974	-	-
Other	5,134	3,559	1,575	-
Derivatives
Commodities (1)	2,331	2,331	-	-
Foreign currencies	2,763	-	2,763	-
Total Assets	$341,093	$163,115	$177,978	$-
Liabilities:
Derivatives:
Commodities (1)	$16,014	$15,422	$592	$-
Interest rate swaps	4,103	-	4,103	-
Foreign currencies	101	-	101	-
Total Liabilities	$20,218	$15,422	$4,796	$-

(1) Seaboard’s commodities derivative assets and liabilities are presented in the Consolidated Balance Sheets on a net basis, including netting the derivatives with the related margin accounts.  As of December 31, 2013, the commodity derivatives had a margin account balance of $29,822,000 resulting in a net other current asset on the Consolidated Balance Sheets of $16,731,000 and other current liabilities of $592,000.

Financial instruments consisting of cash and cash equivalents, net receivables, notes payable and accounts payable are carried at cost, which approximates fair value, as a result of the short-term nature of the instruments.

The fair value of long-term debt is estimated by comparing interest rates for debt with similar terms and maturities. If Seaboard’s debt was measured at fair value on its Consolidated Balance Sheets, it would have been classified as level 2 in the fair value hierarchy. The amortized cost and estimated fair values of investments and long-term debt at December 31, 2014 and 2013, are presented below:

December 31,	2014		2013
(Thousands of dollars)	Amortized Cost	Fair Value	Amortized Cost	Fair Value

Short-term investments, available-for-sale	$ 167,049	$ 167,096	$ 224,314	$ 224,076
Short-term investments, trading debt securities	330,181	323,470	65,728	66,573
Long-term debt	-	-	92,177	94,578

While management believes its derivatives are primarily economic hedges of its firm purchase and sales contracts or anticipated sales contracts, Seaboard does not perform the extensive record-keeping required to account for these types of transactions as hedges for accounting purposes.

Commodity Instruments

Seaboard uses various derivative futures and options to manage its risk to price fluctuations for raw materials and other inventories, finished product sales and firm sales commitments. Seaboard also enters into speculative derivative transactions not directly related to its raw material requirements. The nature of Seaboard’s market risk exposure has not changed materially since December 31, 2013. Commodity derivatives are recorded at fair value, with any changes in fair value being marked to market as a component of cost of sales on the Consolidated Statements of Comprehensive Income. Since these derivatives are not accounted for as hedges, fluctuations in the related commodity prices could have a material impact on earnings in any given period.

At December 31, 2014, Seaboard had open net derivative contracts to purchase 19,800,000 pounds of hogs, 19,620,000 pounds of soybean oil, 15,551,000 pounds of sugar, 10,697,000 bushels of grain, 88,000 pounds of dry whey powder and 85,000 tons of soybean meal and open net derivative contracts to sell 4,326,000 gallons of heating oil.  At December 31, 2013, Seaboard had open net derivative contracts to purchase 51,184,000 pounds of sugar, 32,440,000 pounds of hogs, 6,540,000 bushels of grain, 440,000 pounds of cheese and 308,000 pounds of dry whey powder and open net derivative contracts to sell 12,125,000 pounds of palm oil and 76,000 tons of soybean meal. For the years ended December 31, 2014, 2013 and 2012, Seaboard recognized net realized and unrealized gains (losses) of $18,355,000, $(17,016,000) and $(6,098,000), respectively, related to commodity contracts, primarily included in cost of sales on the Consolidated Statements of Comprehensive Income.

Foreign Currency Exchange Agreements

Seaboard enters into foreign currency exchange agreements to manage the foreign currency exchange rate risk with respect to certain transactions denominated in foreign currencies. Foreign exchange agreements that were primarily related to the underlying commodity transaction were recorded at fair value, with changes in value marked to market as a component of cost of sales on the Consolidated Statements of Comprehensive Income. Foreign exchange agreements that were not related to an underlying commodity transaction were recorded at fair value, with changes in value marked to market as a component of foreign currency gains (losses), net on the Consolidated Statements of Comprehensive Income. Since these agreements are not accounted for as hedges, fluctuations in the related currency exchange rates could have a material impact on earnings in any given year.

At December 31, 2014 and 2013, Seaboard had trading foreign exchange contracts to cover its firm sales and purchase commitments and related trade receivables and payables, with notional amounts of $143,961,000 and $127,389,000, respectively, primarily related to the South African rand.

Interest Rate Exchange Agreements

During 2014, Seaboard put into place four, approximately eight-year interest rate exchange agreements with mandatory early termination dates in the second half of 2014 and 2015 for one of the agreements. Three of these agreements have since been terminated that had mandatory early termination dates in 2014.  Payments made by Seaboard to unwind these agreements were not material. Also in 2014, Seaboard entered into three new interest rate exchange agreements to replace the three that were terminated as noted above, each with a mandatory early termination in 2015 and similar terms as the interest rate exchange agreements terminated. These four exchange agreements, still outstanding as of December 31, 2014, involve the exchange of fixed-rate and variable-rate interest payments without the exchange of the underlying notional amounts to mitigate the potential effects of fluctuations in interest rates on the anticipated dry bulk vessel leases in 2015. Seaboard pays a fixed rate and receives a variable rate of interest on these four notional amounts of $22,000,000 each. In May 2010, Seaboard entered into three ten-year interest rate exchange agreements which involve the exchange of fixed-rate and variable-rate interest payments over the life of the agreements without the exchange of the underlying notional amounts to mitigate the effects of fluctuations in interest rates on variable rate debt. Seaboard pays a fixed rate and receives a variable rate of interest on three notional amounts of $25,000,000 each. In August 2010, Seaboard entered into another ten-year interest rate exchange agreement, with a notional amount of $25,000,000 that has terms similar to those for the other three interest rate exchange agreements referred to above. In September 2012, Seaboard terminated one interest rate exchange agreement with a notional value of $25,000,000. Seaboard made a payment in the amount of $3,861,000 to unwind this agreement. These interest rate exchange agreements do not qualify as hedges for accounting purposes. Accordingly, the changes in fair value of these agreements are recorded in Miscellaneous, net in the Consolidated Statements of Comprehensive Income. At December 31, 2014 and 2013, Seaboard had seven agreements and three agreements outstanding, respectively, with a total notional value of $163,000,000 and $75,000,000, respectively.

The following table provides the amount of gain or (loss) recognized for each type of derivative and where it was recognized in the Consolidated Statements of Comprehensive Income for the year ended December 31, 2014 and 2013:

		2014	2013
(Thousands of dollars)
Commodities	Cost of sales-products	$ 18,355	$ (17,016)
Foreign currencies	Cost of sales-products	4,302	15,801
Foreign currencies	Foreign currency gains, net	4,255	6,532
Interest rate	Miscellaneous, net	(7,988)	3,535

The following table provides the fair value of each type of derivative held as of December 31, 2014 and 2013 and where each derivative is included on the Consolidated Balance Sheets:

(Thousands of dollars)	Asset Derivatives			Liability Derivatives
		2014	2013		2014	2013
Commodities(1)	Other current assets	$ 6,136	$ 2,331	Other current liabilities	$1,779	$16,014
Foreign currencies	Other current assets	1,675	2,763	Other current liabilities	407	101
Interest rate	Other current assets	-	-	Other current liabilities	7,715	4,103

(1) Seaboard’s commodities derivative assets and liabilities are presented in the Consolidated Balance Sheets on a net basis, including netting the derivatives with the related margin accounts.  As of December 31, 2014 and 2013, the commodity derivatives had a margin account balance of $4,314,000 and $29,822,000, respectively, resulting in a net other current asset on the Consolidated Balance Sheets of $9,267,000 and $16,731,000, respectively, and other current liabilities of $596,000 and $592,000 as of December 31, 2014 and 2013.

Counterparty Credit Risk

From time to time Seaboard is subject to counterparty credit risk related to its foreign currency exchange agreements and interest rate swaps, should the counterparties fail to perform according to the terms of the contracts. As of December 31, 2014, Seaboard had $1,675,000 of credit risk to six counterparties related to its foreign currency exchange agreements and no credit risk related to its interest rate swaps.  Seaboard does not hold any collateral related to these agreements.